Provisions	12 Months Ended
Dec. 31, 2018
Provisions [Abstract]
Provisions
21.	Provisions

	Legal contingencies	Other	Total
	(in € millions)
Carrying amount at January 1, 2017	49	12	61
Charged/(credited) to the consolidated statement of operations:
Additional provisions	60	7	67
Reversal of unutilized amounts	—	(1)	(1)
Exchange differences	(11)	—	(11)
Utilized	(45)	(6)	(51)
Carrying amount at December 31, 2017	53	12	65
Charged/(credited) to the consolidated statement of operations:
Additional provisions	—	7	7
Exchange differences	3	—	3
Utilized	(17)	(8)	(25)
Carrying amount at December 31, 2018	39	11	50
As at December 31, 2017:
Current portion	53	6	59
Non-current portion	—	6	6
As at December 31, 2018:
Current portion	39	3	42
Non-current portion	—	8	8

Various legal actions, proceedings, and claims are pending or may be instituted or asserted against the Group. The results of such legal proceedings are difficult to predict and the extent of the Group’s financial exposure is difficult to estimate. The Group records a provision for contingent losses when it is both probable that a liability has been incurred and the amount of the loss can be reasonably estimated.

Between December 2015 and January 2016, two putative class action lawsuits were filed against Spotify USA Inc. in the U.S. District Court for the Central District of California, alleging that the Group unlawfully reproduced and distributed musical compositions without obtaining licenses. These cases were subsequently consolidated in May 2016 and transferred to the U.S. District Court for the Southern District of New York in October 2016, as Ferrick et al. v. Spotify USA Inc., No. 1:16-cv-8412-AJN (S.D.N.Y.). In May 2017, the parties reached a signed class action settlement agreement that the court preliminarily approved, pursuant to which the Group will be responsible for (i) a US$43 million cash payment to a fund for the class, (ii) all settlement administration and notice costs, expected to be between US$1 million to US$2 million, (iii) a direct payment of class counsel’s attorneys’ fees of up to US$5 million dollars, (iv) future royalties for any tracks identified by claimants, as well as other class members who provide proof of ownership following the settlement, and (v) reserving future royalties for unmatched tracks. On May 22, 2018, the court granted final approval of the settlement. The court’s order granting approval of the settlement was appealed by objectors to the U.S. Court of Appeals for the Second Circuit. As of January 15, 2019, those appeals have all been resolved. The objectors’ deadline to seek further appeals with the United States Supreme Court is April 15, 2019.

Even if the approval of the settlement is upheld on appeal, the Group may still be subject to claims of copyright infringement by rights holders who have purported to opt out of the settlement or who may not otherwise be covered by its terms.

Other

Other provisions include onerous contracts. At December 31, 2017, onerous contracts principally represented vacant leasehold property, which the Group has substantially ceased to use and the Group estimates a sub-tenant would lease at a significantly reduced rental. In this case, the unavoidable costs of meeting the obligations under the lease exceed the economic benefits expected to be received. As such, the Group recorded a provision for the estimated cash flows related to the property within operating expenses. This provision was settled with the landlord in September 2018.

The Group has obligations under lease agreements to return the leased assets to their original condition. An obligation to return the leased asset to their original condition upon expiration of the lease is accounted for as asset retirement obligations. The obligations are expected to be settled at the end of the lease terms.

Indirect tax provisions relate primarily to potential non-income tax obligations in various jurisdictions. The Group recognizes provisions for claims or indirect taxes when it determines that an unfavorable outcome is probable and the amount of loss can be reasonably estimated. These provisions are recognized as general and administrative expenses.